Consolidated statement of cashflows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Payments to suppliers and employees	$ (7,198)	$ (8,069)	$ (9,345)
Net cash flows used in operating activities (inclusive of GST)	(7,198)	(8,069)	(9,345)
Cash flows from investing activities
Expenditure on mining exploration and evaluation	(36,635)	(33,333)	(28,436)
Purchase of equipment	(2)	(601)	0
Interest received	1,254	1,462	49
Net cash flows used in investing activities	(35,383)	(32,472)	(28,387)
Cash flows from financing activities
Proceeds from the issue of shares	25,141	0	71,793
Proceeds from exercise of options	55	0	5,689
Equity raising expenses	(780)	(12)	(1,928)
Payments of lease liability	(130)	(213)	(162)
Proceeds from borrowings	1,200	0	0
Net cash flows received / (used in) financing activities	25,486	(225)	75,392
Net increase / (decrease) in cash held	(17,095)	(40,766)	37,660
Cash at the beginning of the financial year	52,709	94,177	62,475
Effect of exchange rate fluctuations on balances of cash	101	(702)	(5,958)
Closing cash carried forward	$ 35,715	$ 52,709	$ 94,177